SHARE CAPITAL (Details Narrative)				3 Months Ended		6 Months Ended		12 Months Ended
	May 03, 2023 CAD ($)	May 03, 2022 shares	Jan. 13, 2022 CAD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2023 CAD ($) shares	Jun. 30, 2022 CAD ($)	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Jun. 30, 2023 $ / shares shares	Apr. 27, 2023 shares	Apr. 04, 2023 shares	Jan. 03, 2023 shares	Dec. 31, 2022 $ / shares	Jan. 13, 2022 $ / shares shares	Dec. 31, 2021 $ / shares
IfrsStatementLineItems [Line Items]
Number of shares issued										37,899,386	43,847	6,727	6,727		40,983
Number of shares outstanding										37,899,386
Proceeds from issuing shares | $			$ 122,950
Par value per share | $ / shares															$ 3.00
Stock options exercised		150,000
Proceeds from exercise of options | $	$ 123,000						$ 123,000
Stock options granted						10,000		895,000
Description of option pricing model									The options are exercisable for a period five years from the grant date and are subject to the following vesting schedule: 25% upon listing of the Company’s shares on the Canadian Stock Exchange, 25% on 90 days thereafter, 25% on 180 days thereafter and the remainder on 270 days thereafter
Stock options exercised								290,000
Stock options vested						615,000		612,500
Share-based payment expense | $				$ 15,750	$ 39,670	$ 18,316	$ 125,192	$ 153,909	$ 550,517
Directors and Officers [Member]
IfrsStatementLineItems [Line Items]
Stock options granted									780,000
Exercise price of stock option | $ / shares																$ 0.82
Director [Member]
IfrsStatementLineItems [Line Items]
Stock options granted						10,000		10,000	240,000
Exercise price of stock option | $ / shares										$ 3.82				$ 6.20		1.22
Stock options exercised								290,000
Director One [Member]
IfrsStatementLineItems [Line Items]
Stock options granted									115,000
Exercise price of stock option | $ / shares																$ 2.65